SCHEDULE OF STOCK OPTION TRANSACTIONS (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Number of Shares, Outstanding at Beginning of Year	966,072	300,000
Weighted-Average Exercise Price, Outstanding at Beginning of Year	$ 102.75	$ 4.32
Number of Shares, Outstanding at Beginning of Year	450,000	801,429
Weighted-Average Exercise Price, Outstanding at Beginning of Year	$ 4.50	$ 131.14
Number of Shares, Outstanding at Beginning of Year	(0)
Weighted-Average Exercise Price, Outstanding at Beginning of Year
Number of Shares, Outstanding at Beginning of Year	(1,786)	(135,357)
Weighted-Average Exercise Price, Outstanding at Beginning of Year	$ 14.70	$ 54.20
Number of Shares, Outstanding at End of Year	1,414,286	966,072
Weighted-Average Exercise Price, Outstanding at End of Year	$ 4.53	$ 102.75
Options Vested or Expected to Vest and Exercisable at Year-End		219,643
Weighted-Average Exercise Price, Options Vested or Expected to Vest and Exercisable at Year-End		$ 4.90